Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 24,849	$ 25,365
Other real estate owned	3,453	3,878
Impairment charges on available-for-sale securities	5,618	5,327
Accrued expenses	268	399
Net unrealized gains on available for sale investment securities		24,235
Other	5,809	4,816
Total deferred tax assets	39,997	64,020
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(18,314)	(20,729)
Net unrealized gains on available for sale investment securities	(6,182)
Identified intangible assets and goodwill	(18,787)	(18,051)
Other	(12,303)	(11,476)
Total deferred tax liabilities	(55,586)	(50,256)
Net deferred tax asset (liability)	$ (15,589)	$ 13,764